BALANCES AND TRANSACTIONS WITH COMPANIES UNDER SECTION 33 - LAW No. 19,550 AND RELATED PARTIES - Key Managers (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
BALANCES AND TRANSACTIONS WITH COMPANIES UNDER SECTION 33 - LAW No. 19,550 AND RELATED PARTIES
Social security contributions	$ 1,184	$ 1,454	$ 800
Amount payable under compensation for Key Managers	352
Estimated compensation	$ 418	$ 86	$ 110